Significant accounting policies	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Significant accounting policies
3.	Significant accounting policies
These condensed interim consolidated financial statements should be read in conjunction with the Bank’s audited consolidated financial statements for the year ended October 31, 2022.
The significant accounting policies used in the preparation of the condensed interim consolidated financial statements are consistent with those used in the Bank’s audited consolidated financial statements for the year ended October 31, 2022 as described in Note 3 of the Bank’s audited consolidated fina ncial
statements in the 2022 Annual Report.